Property, Plant and Equipment Disclosure: Property and Equipment Consisted of The Following At August 31, 2015 and August 31, 2014 (Tables)	12 Months Ended
Aug. 31, 2015
Tables/Schedules
Property and Equipment Consisted of The Following At August 31, 2015 and August 31, 2014:

Property and Equipment consisted of the following at August 31, 2015 and August 31, 2014:

	2015	2014
Computers and equipment	$97,365	$243,880
Truck & Trailers	$9,400	9,400
Less accumulated depreciation	$(169,199)	$(106,576)
Property and equipment, net	$113,201	$ 146,704